MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.       Two World Trade
                                                                          Center

LETTER TO THE SHAREHOLDERS August 31, 1998              New York, New York 10048

DEAR SHAREHOLDER:

The six-month period ended August 31, 1998, has proven to be very volatile in the markets, both domestically and abroad. After a peak in the domestic markets in the middle of July, stock prices gave way to concerns about the impact that problems in foreign economies might have on the United States. At the same time, however, interest rates continued their decline, inflation remained in check and the dollar strengthened further.

For the six-month period under review Morgan Stanley Dean Witter Dividend Growth Securities' Class B shares returned -8.82 percent, compared with -12.18 percent for the Lipper Growth and Income Funds Index and -8.08 percent for the Standard & Poor's 500 Composite Stock Price Index (S&P 500). During the same period, the Fund's Class A, C and D shares posted total returns of -8.62 percent, -8.98 percent and -8.50 percent, respectively. THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES, BECAUSE EACH CLASS HAS DIFFERENT EXPENSES.

MARKET COMMENTARY

The stock market became increasingly volatile -- particularly in the last six weeks of the Fund's reporting period -- and corrected sharply from its highs earlier in the year. Even during this period of heightened volatility, your Fund again demonstrated its ability to weather market retreats better than the average fund. Morgan Stanley Dean Witter Dividend Growth Securities handily outperformed its peers and generally kept pace with the S&P 500 during the past six months, a period that saw the market decline 18 percent from its mid-July peak to the end of the Fund's reporting period on August 31. The market's downturn has been blamed on high valuation levels, the "Asian flu" and financial problems in Russia, though we believe that Russia's problems pose little danger to the U.S. economy.

MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.

PORTFOLIO STRUCTURE

Several portfolio shifts occurred during the recent six-month period. We sold our holdings in Beneficial Corp. and reduced dramatically the Fund's exposure to long-term U.S. Treasury bonds, which were sold during various periods of significant bond price strength. We added positions in Armstrong World Industries, Associates First Capital, B. F. Goodrich, Hercules Inc., Kimberly-Clark, Ryder and Winn-Dixie Stores.

LOOKING AHEAD

We believe that the stock market's correction will be short-lived and that the market will go on to new highs. The reason is that the Goldilocks economy -- a financial environment that is neither too hot nor too cold, allowing for economic expansion with vanishing inflation -- remains in place and is expected to continue throughout the next decade.

In addition, we are convinced that the continued use of our stringent screening process that seeks out high-quality, overlooked stocks as well as monitoring the progress of current investments will be key to the Fund's strong long-term performance. The Fund's strength can be attributed in part to its strategy of investing in dividend-paying common stocks. Stocks that pay dividends offer the potential for growth of both investment capital and dividend income, the two components of total return. Historically, investors have been willing to pay for that dividend flow, making dividend-paying stocks particularly attractive during periods of market weakness. By investing in these stocks, the Fund offers investors the opportunity to enjoy upside potential during strong markets and some downside support during weak ones, a strategy that has served long-term investors well.

We appreciate your ongoing support of Morgan Stanley Dean Witter Dividend Growth Securities and look forward to continuing to serve your investment needs in the future.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO

CHARLES A. FIUMEFREDDO
Chairman of the Board

MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.

PORTFOLIO OF INVESTMENTS August 31, 1998 (unaudited)

NUMBER OF
 SHARES                                      VALUE
-------------------------------------------------------
            COMMON STOCKS (89.1%)
            Aerospace (2.4%)
1,800,000   Lockheed Martin Corp. ....  $   157,387,500
3,100,000   United Technologies
             Corp. ...................      224,943,750
                                        ---------------
                                            382,331,250
                                        ---------------
            Aluminum (1.4%)
3,500,000   Alcan Aluminum Ltd.
             (Canada).................       66,500,000
2,670,000   Aluminum Co. of America...      159,866,250
                                        ---------------
                                            226,366,250
                                        ---------------
            Apparel (0.5%)
2,225,000   VF Corp. .................       84,271,875
                                        ---------------

            Auto Parts - Original Equipment (1.1%)
2,150,000   Dana Corp. ...............       84,253,125
2,100,000   Johnson Controls, Inc. ...       89,906,250
                                        ---------------
                                            174,159,375
                                        ---------------
            Automotive Aftermarket (0.7%)
2,300,000   Goodyear Tire & Rubber
             Co. .....................      112,700,000
                                        ---------------
            Building Products (0.4%)
1,225,000   Armstrong World
             Industries, Inc. ........       58,800,000
                                        ---------------

            Construction Ag Equipment/Trucks (1.5%)
2,300,000   Caterpillar Inc. .........       97,031,250
4,200,000   Deere & Co. ..............      138,337,500
                                        ---------------
                                            235,368,750
                                        ---------------
            Consumer Electric/Appliances (0.6%)
1,800,000   Whirlpool Corp. ..........       89,325,000
                                        ---------------
            Containers/Packaging (0.5%)
2,450,000   Crown Cork & Seal
             Co., Inc. ...............       80,237,500
                                        ---------------
            Department Stores (1.6%)
2,550,000   May Department Stores
             Co. .....................      143,437,500
2,500,000   Sears, Roebuck & Co. .....      113,593,750
                                        ---------------
                                            257,031,250
                                        ---------------
            Discount Chains (2.0%)
8,700,000   Dayton-Hudson Corp. ......      313,200,000
                                        ---------------

            Diversified Financial Services (0.7%)
1,825,000   Providian Financial
             Corp. ...................      117,142,188
                                        ---------------

NUMBER OF
 SHARES                                      VALUE
-------------------------------------------------------
            Diversified Manufacturing (3.6%)
3,800,000   General Electric Co. .....  $   304,000,000
2,250,000   Honeywell, Inc. ..........      140,625,000
1,950,000   Minnesota Mining &
             Manufacturing Co. .......      133,575,000
                                        ---------------
                                            578,200,000
                                        ---------------
            Electric Utilities: Central (1.0%)
4,450,000   Unicom Corp. .............      158,531,250
                                        ---------------
            Electric Utilities: East (0.8%)
3,250,000   GPU, Inc. ................      122,078,125
                                        ---------------
            Electric Utilities: South (1.9%)
2,425,000   FPL Group, Inc. ..........      161,414,063
4,750,000   Houston Industries,
             Inc. ....................      136,859,375
                                        ---------------
                                            298,273,438
                                        ---------------
            Electric Utilities: West (0.7%)
3,600,000   PG & E Corp. .............      115,650,000
                                        ---------------
            Electronic Components (0.7%)
3,050,000   AMP, Inc. ................      108,846,875
                                        ---------------
            Electronic Data Processing (2.0%)
2,800,000   International Business
             Machines Corp. ..........      315,350,000
                                        ---------------
            Finance Companies (2.9%)
1,550,000   Associates First Capital
             Corp. (Class A)..........       91,643,750
3,800,400   Federal National Mortgage
             Assoc. ..................      215,910,225
4,080,000   Household
             International, Inc. .....      150,705,000
                                        ---------------
                                            458,258,975
                                        ---------------
            Food Chains (1.4%)
2,850,000   Albertson's Inc. .........      144,103,125
2,300,000   Winn-Dixie Stores,
             Inc. ....................       85,675,000
                                        ---------------
                                            229,778,125
                                        ---------------
            Food Distributors (0.5%)
3,600,000   Supervalu, Inc. ..........       73,125,000
                                        ---------------
            Forest Products (0.6%)
2,650,000   Weyerhaeuser Co. .........       99,540,625
                                        ---------------
            Integrated Oil Companies (5.5%)
3,500,000   Amoco Corp. ..............      158,593,750
2,000,000   Atlantic Richfield Co. ...      116,000,000
3,350,000   Exxon Corp. ..............      219,215,625
1,575,000   Kerr-McGee Corp. .........       60,834,375

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.

PORTFOLIO OF INVESTMENTS August 31, 1998 (unaudited) continued

NUMBER OF
 SHARES                                      VALUE
-------------------------------------------------------
2,600,000   Mobil Corp. ..............  $   179,725,000
3,900,000   Royal Dutch Petroleum Co.
             (ADR) (Netherlands)......      155,025,000
                                        ---------------
                                            889,393,750
                                        ---------------
            Leasing (0.3%)
2,250,000   Ryder System, Inc. .......       53,015,625
                                        ---------------
            Life Insurance (1.7%)
1,563,900   Aegon N.V. (ARS)
             (Netherlands)............      133,713,450
2,550,000   Jefferson-Pilot Corp. ....      144,712,500
                                        ---------------
                                            278,425,950
                                        ---------------
            Major Banks (4.7%)
4,000,000   BankAmerica Corp. ........      256,250,000
5,200,000   KeyCorp...................      132,600,000
1,500,000   Morgan (J.P.) & Co.,
             Inc. ....................      139,500,000
3,850,000   NationsBank Corp. ........      219,450,000
                                        ---------------
                                            747,800,000
                                        ---------------
            Major Chemicals (4.2%)
1,575,000   Dow Chemical Co. .........      122,850,000
4,000,000   Du Pont (E.I.) De Nemours
             & Co., Inc. .............      230,750,000
2,250,000   Hercules, Inc. ...........       57,515,625
4,650,000   Monsanto Co. .............      254,296,875
                                        ---------------
                                            665,412,500
                                        ---------------
            Major Pharmaceuticals (10.3%)
6,600,000   Abbott Laboratories.......      254,100,000
6,450,000   American Home Products
             Corp. ...................      323,306,250
3,350,000   Bristol-Myers Squibb
             Co. .....................      327,881,250
5,100,000   Schering-Plough Corp. ....      438,599,999
5,600,000   Smithkline Beecham PLC
             (ADR) (United Kingdom)...      318,500,000
                                        ---------------
                                          1,662,387,499
                                        ---------------
            Major Telecommunications (4.7%)
3,600,000   Bell Atlantic Corp. ......      158,850,000
3,100,000   GTE Corp. ................      155,000,000
3,700,000   Sprint Corp. .............      248,131,250
3,550,000   U.S. West, Inc. ..........      184,600,000
                                        ---------------
                                            746,581,250
                                        ---------------
            Major Vehicles (2.9%)
3,600,000   Chrysler Corp. ...........      160,650,000
3,850,000   Ford Motor Co. ...........      169,400,000
2,400,000   General Motors Corp. .....      138,600,000
                                        ---------------
                                            468,650,000
                                        ---------------

NUMBER OF
 SHARES                                      VALUE
-------------------------------------------------------
            Managed Health Care (0.7%)
1,850,000   Aetna Inc. ...............  $   111,346,875
                                        ---------------
            Military/Government/Technical (0.9%)
3,050,000   Raytheon Co. (Class B)....      139,156,250
                                        ---------------
            Multi-Line Insurance (1.3%)
2,350,000   Lincoln National Corp. ...      202,100,000
                                        ---------------
            Multi-Sector Companies (0.6%)
3,050,000   Tenneco, Inc. ............       96,646,875
                                        ---------------
            Natural Gas - Distribution (0.6%)
2,100,000   Consolidated Natural Gas
            Co....                           92,006,250
                                        ---------------
            Office Equipment & Supplies (3.2%)
4,800,000   Pitney Bowes, Inc. .......      238,200,000
3,100,000   Xerox Corp. ..............      272,218,750
                                        ---------------
                                            510,418,750
                                        ---------------
            Oil/Gas Transmission (1.7%)
2,700,000   El Paso Energy Co. .......       66,993,750
3,200,000   Enron Corp. ..............      135,400,000
2,800,000   Sonat, Inc. ..............       75,775,000
                                        ---------------
                                            278,168,750
                                        ---------------
            Oil & Gas Production (0.6%)
3,050,000   Burlington Resources,
             Inc. ....................       90,165,625
                                        ---------------
            Oil Refining/Marketing (0.8%)
5,100,000   USX-Marathon Group........      132,600,000
                                        ---------------
            Other Metals/Minerals (0.5%)
1,825,000   Phelps Dodge Corp. .......       81,668,750
                                        ---------------
            Packaged Foods (1.6%)
3,000,000   Quaker Oats Company
             (The)....................      159,375,000
2,300,000   TRW Inc. .................       98,612,500
                                        ---------------
                                            257,987,500
                                        ---------------
            Packaged Goods/Cosmetics (5.3%)
3,000,000   Avon Products, Inc. ......      188,625,000
5,800,000   Gillette Co. .............      238,525,000
1,750,000   International Flavors &
             Fragrances, Inc. ........       67,812,500
2,550,000   Kimberly-Clark Corp. .....       97,218,750
3,650,000   Procter & Gamble Co. .....      279,225,000
                                        ---------------
                                            871,406,250
                                        ---------------
            Paints/Coatings (0.7%)
2,125,000   PPG Industries, Inc. .....      107,976,563
                                        ---------------
            Paper (0.6%)
2,750,000   International Paper
             Co. .....................      101,750,000
                                        ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.

PORTFOLIO OF INVESTMENTS August 31, 1998 (unaudited) continued

NUMBER OF
 SHARES                                      VALUE
-------------------------------------------------------
            Photographic Products (1.1%)
2,250,000   Eastman Kodak Co. ........  $   175,781,250
                                        ---------------
            Railroads (1.5%)
1,600,000   Burlington Northern Santa
             Fe Corp. ................      148,900,000
2,550,000   CSX Corp. ................       96,262,500
                                        ---------------
                                            245,162,500
                                        ---------------
            Soft Drinks (2.5%)
3,900,000   Coca Cola Co. ............      253,987,500
5,000,000   PepsiCo Inc. .............      138,437,500
                                        ---------------
                                            392,425,000
                                        ---------------
            Specialty Chemicals (0.4%)
2,150,000   Goodrich (B.F.) Co.
             (The)....................       58,184,375
                                        ---------------
            Tobacco (0.7%)
4,100,000   UST, Inc. ................      107,112,500
                                        ---------------
            TOTAL COMMON STOCKS
            (Identified Cost
            $7,418,216,038)...........   14,252,296,488
                                        ---------------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
            U.S. GOVERNMENT OBLIGATIONS (7.2%)
$250,000    U.S. Treasury Bond
             6.00% due 02/15/26.......      271,385,000
 250,000    U.S. Treasury Bond
             6.25% due 08/15/23.......      277,965,000
 100,000    U.S. Treasury Note
             5.50% due 02/29/00.......      100,732,000
 500,000    U.S. Treasury Note
             5.625% due 04/30/00......      505,415,000
                                        ---------------
            TOTAL U.S. GOVERNMENT OBLIGATIONS
            (Identified Cost
            $1,085,486,343)..........     1,155,497,000
                                        ---------------
            SHORT-TERM INVESTMENTS (3.6%)
            COMMERCIAL PAPER (a) (1.7%)
            Automotive - Finance (1.2%)
  50,000    Ford Motor Credit Co.
             5.51% due 09/16/98.......       49,885,208
 150,000    General Motors Acceptance
             Corp. 5.54% due
             09/08/98.................      149,838,417
                                        ---------------
                                            199,723,625
                                        ---------------
            Office Equipment (0.5%)
$ 75,000    Pitney Bowes Credit Co.
             5.51% due 09/16/98.......       74,827,813
                                        ---------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                    VALUE
-------------------------------------------------------
            TOTAL COMMERCIAL PAPER
            (Amortized Cost
            $274,551,438).............  $   274,551,438
                                        ---------------
            U.S. GOVERNMENT AGENCIES (a) (1.9%)
 306,000    Federal Home Loan Mortgage
             Corp. 5.40-5.70% due
             09/01/98-09/03/98
             (Amortized Cost
             $305,969,666)............      305,969,666
                                        ---------------
   1,171    REPURCHASE AGREEMENT (0.0%)
            The Bank of New York
             5.75% due 09/01/98
             (dated 08/31/98; proceeds
             $1,171,462) (b) (Identified
             Cost $1,171,275).........        1,171,275
                                        ---------------
            TOTAL SHORT-TERM INVESTMENTS
            (Identified Cost
            $581,692,379)............       581,692,379
                                        ---------------
                                         15,989,485,867
TOTAL INVESTMENTS
(Identified Cost $9,085,394,760) (c)
                                 99.9%

OTHER ASSETS IN EXCESS OF
LIABILITIES.....................  0.1        17,797,147
            ----                        ---------------

NET ASSETS...................   100.0%  $16,007,283,014
                                ======  ===============


---------------------

ADR   American Depository Receipt.
ARS   American Registered Share.
(a)   Securities were purchased on a discount basis.
      The interest rates shown have been adjusted to
      reflect a money market equivalent yield.
(b)   Collateralized by $584,234 U.S. Treasury Bond
      9.125% due 05/15/98 valued at $854,108 and
      $319,977 U.S. Treasury Note 5.875% due 11/15/05
      valued at $340,593.
(c)   The aggregate cost for federal income tax
      purposes approximates identified cost. The
      aggregate gross unrealized appreciation is
      $7,367,599,472 and the aggregate gross unrealized
      depreciation is $463,508,365, resulting in net
      unrealized appreciation of $6,904,091,107.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
August 31, 1998 (unaudited)
ASSETS:
Investments in securities, at value
 (identified cost $9,085,394,760)...........................  $15,989,485,867
Receivable for:
    Dividends...............................................       43,772,265
    Capital stock sold......................................       22,487,808
    Interest................................................       10,907,024
Prepaid expenses and other assets...........................          656,105
                                                              ---------------
    TOTAL ASSETS............................................   16,067,309,069
                                                              ---------------
LIABILITIES:
Payable for:
    Capital stock repurchased...............................       42,099,042
    Plan of distribution fee................................       10,312,920
    Investment management fee...............................        5,296,773
    Investments purchased...................................        1,978,000
Accrued expenses and other payables.........................          339,320
                                                              ---------------
    TOTAL LIABILITIES.......................................       60,026,055
                                                              ---------------
    NET ASSETS..............................................  $16,007,283,014
                                                              ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $ 8,803,057,138
Net unrealized appreciation.................................    6,904,091,107
Accumulated undistributed net investment income.............       85,370,403
Accumulated undistributed net realized gain.................      214,764,366
                                                              ---------------
    NET ASSETS..............................................  $16,007,283,014
                                                              ===============
CLASS A SHARES:
Net Assets..................................................     $131,307,433
Shares Outstanding (500,000,000 shares authorized, $.01 par
 value).....................................................        2,503,969
    NET ASSET VALUE PER SHARE...............................           $52.44
                                                                       ======
    MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 5.54% of net asset value)........           $55.35
                                                                       ======
CLASS B SHARES:
Net Assets..................................................  $15,446,466,992
Shares Outstanding (500,000,000 shares authorized, $.01 par
 value).....................................................      294,674,455
    NET ASSET VALUE PER SHARE...............................           $52.42
                                                                       ======
CLASS C SHARES:
Net Assets..................................................      $93,909,276
Shares Outstanding (500,000,000 shares authorized, $.01 par
 value).....................................................        1,795,784
    NET ASSET VALUE PER SHARE...............................           $52.29
                                                                       ======
CLASS D SHARES:
Net Assets..................................................     $335,599,313
Shares Outstanding (500,000,000 shares authorized, $.01 par
 value).....................................................        6,393,970
    NET ASSET VALUE PER SHARE...............................           $52.49
                                                                       ======

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.

STATEMENT OF OPERATIONS
For the six months ended August 31, 1998 (unaudited)
NET INVESTMENT INCOME:
INCOME
Dividends (net of $865,199 foreign withholding tax).........  $   164,820,842
Interest....................................................       60,086,418
                                                              ---------------
    TOTAL INCOME............................................      224,907,260
                                                              ---------------
EXPENSES
Plan of distribution fee (Class A shares)...................          151,033
Plan of distribution fee (Class B shares)...................       58,816,453
Plan of distribution fee (Class C shares)...................          418,898
Investment management fee...................................       32,399,988
Transfer agent fees and expenses............................        5,917,560
Custodian fees..............................................          326,960
Shareholder reports and notices.............................          244,650
Registration fees...........................................          231,266
Professional fees...........................................           24,684
Directors' fees and expenses................................            6,901
Other.......................................................           77,134
                                                              ---------------
    TOTAL EXPENSES..........................................       98,615,527
                                                              ---------------
    NET INVESTMENT INCOME...................................      126,291,733
                                                              ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain...........................................      214,764,526
Net change in unrealized appreciation.......................   (1,897,616,438)
                                                              ---------------
    NET LOSS................................................   (1,682,851,912)
                                                              ---------------
NET DECREASE................................................  $(1,556,560,179)
                                                              ===============

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.

STATEMENT OF CHANGES IN NET ASSETS
                                                      FOR THE SIX        FOR THE YEAR
                                                     MONTHS ENDED           ENDED
                                                    AUGUST 31, 1998   FEBRUARY 28, 1998*
----------------------------------------------------------------------------------------
                                                      (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income.............................  $   126,291,733    $   242,721,488
Net realized gain.................................      214,764,526        262,042,293
Net change in unrealized appreciation.............   (1,897,616,438)     3,358,692,314
                                                    ---------------    ---------------
    NET INCREASE (DECREASE).......................   (1,556,560,179)     3,863,456,095
                                                    ---------------    ---------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
    Class A shares................................         (775,729)          (589,361)
    Class B shares................................      (87,606,370)      (235,858,916)
    Class C shares................................         (307,802)          (262,929)
    Class D shares................................       (3,092,210)        (4,131,290)
Net realized gain
    Class A shares................................       (1,250,178)          (252,349)
    Class B shares................................     (182,210,316)      (212,169,081)
    Class C shares................................         (921,272)          (142,422)
    Class D shares................................       (3,923,082)        (1,469,529)
                                                    ---------------    ---------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS.............     (280,086,959)      (454,875,877)
                                                    ---------------    ---------------
Net increase from capital stock transactions......      353,650,191      1,174,921,008
                                                    ---------------    ---------------
    NET INCREASE (DECREASE).......................   (1,482,996,947)     4,583,501,226
NET ASSETS:
Beginning of period...............................   17,490,279,961     12,906,778,735
                                                    ---------------    ---------------
    END OF PERIOD
    (Including undistributed net investment income
    of $85,370,403 and $50,860,781,
    respectively).................................  $16,007,283,014    $17,490,279,961
                                                    ===============    ===============

---------------------

* Class A, Class C and Class D shares were issued July 28, 1997.
        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.

NOTES TO FINANCIAL STATEMENTS August 31, 1998 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Dividend Growth Securities Inc. (the "Fund"), formerly Dean Witter Dividend Growth Securities Inc., is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide reasonable current income and long-term growth of income and capital. The Fund seeks to achieve its objective by investing primarily in common stock of companies with a record of paying dividends and the potential for increasing dividends. The Fund was incorporated in Maryland on December 22, 1980 and commenced operations on March 30, 1981. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares, other than shares which were purchased prior to July 2, 1984 (and with respect to such shares, certain shares acquired through reinvestment of dividends and capital gains distributions (collectively the "Old Shares")) and shares held by certain employee benefit plans established by Dean Witter Reynolds Inc. and its affiliate, SPS Transaction Services, Inc., designated as Class B shares. The Old Shares and shares held by those employee benefit plans prior to July 28, 1997 have been designated Class D shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York or American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price;
(2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), formerly Dean Witter InterCapital Inc., that sale or

MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.

NOTES TO FINANCIAL STATEMENTS August 31, 1998 (unaudited) continued

bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.

NOTES TO FINANCIAL STATEMENTS August 31, 1998 (unaudited) continued

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.625% to the portion of daily net assets not exceeding $250 million; 0.50% to the portion of daily net assets exceeding $250 million but not exceeding $1 billion; 0.475% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; 0.45% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion; 0.425% to the portion of daily net assets exceeding $3 billion but not exceeding $4 billion; 0.40% to the portion of daily net assets exceeding $4 billion but not exceeding $5 billion; 0.375% to the portion of daily net assets exceeding $5 billion but not exceeding $6 billion; 0.35% to the portion of daily net assets exceeding $6 billion but not exceeding $8 billion; 0.325% to the portion of daily net assets exceeding $8 billion but not exceeding $10 billion; 0.30% to the portion of daily net assets exceeding $10 billion but not exceeding $15 billion; and 0.275% to the portion of daily net assets exceeding $15 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan"), pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Plan on July 2, 1984 (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Plan's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B attributable to shares issued, net of related shares redeemed, since the Plan's inception; and (iii) Class C -- up to 1.0%

MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.

NOTES TO FINANCIAL STATEMENTS August 31, 1998 (unaudited) continued

of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors, and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $263,422,466 at August 31, 1998.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent calendar year, except that the expenses representing a gross sales credit to account executives may be reimbursed in the subsequent year. For the six months ended August 31, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.00%, respectively.

The Distributor has informed the Fund that for the six months ended August 31, 1998, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $7,056,049 and $52,103, respectively and received $838,825 in front-end sales charges

MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.

NOTES TO FINANCIAL STATEMENTS August 31, 1998 (unaudited) continued

from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended August 31, 1998 aggregated $1,434,058,215 and $991,402,928, respectively. Included in the aforementioned are sales of U.S. Government securities in the amount of $827,792,188.

For the six months ended August 31, 1998, the Fund incurred $108,840 in brokerage commissions with DWR for portfolio transactions executed on behalf of the Fund.

For the six months ended August 31, 1998, the Fund incurred brokerage commissions of $76,874 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager, for portfolio transactions executed on behalf of the Fund.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended August 31, 1998 included in Directors' fees and expenses in the Statement of Operations amounted to $3,351. At August 31, 1998, the Fund had an accrued pension liability of $50,926 which is included in accrued expenses in the Statement of Assets and Liabilities.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.

NOTES TO FINANCIAL STATEMENTS August 31, 1998 (unaudited) continued

5. CAPITAL STOCK

Transactions in capital stock were as follows:

                                                                  FOR THE SIX                        FOR THE YEAR
                                                                 MONTHS ENDED                            ENDED
                                                                AUGUST 31, 1998                   FEBRUARY 28, 1998+*
                                                         -----------------------------       -----------------------------
                                                                  (unaudited)
                                                           SHARES          AMOUNT              SHARES          AMOUNT
                                                         -----------   ---------------       -----------   ---------------
CLASS A SHARES
Sold...................................................    1,324,574   $    80,235,593         1,531,951   $    82,190,159
Reinvestment of dividends and distributions............       27,982         1,689,904            10,089           547,397
Redeemed...............................................     (304,074)      (18,284,789)          (86,553)       (4,728,188)
                                                         -----------   ---------------       -----------   ---------------
Net increase - Class A.................................    1,048,482        63,640,708         1,455,487        78,009,368
                                                         -----------   ---------------       -----------   ---------------
CLASS B SHARES
Sold...................................................   21,044,456     1,272,531,185        51,834,503     2,670,318,255
Reinvestment of dividends and distributions............    4,150,690       250,866,726         7,994,489       416,521,197
Redeemed...............................................  (21,613,848)   (1,298,125,799)      (39,948,415)   (2,062,805,412)
                                                         -----------   ---------------       -----------   ---------------
Net increase - Class B.................................    3,581,298       225,272,112        19,880,577     1,024,034,040
                                                         -----------   ---------------       -----------   ---------------
CLASS C SHARES
Sold...................................................    1,080,638        65,279,325           930,792        50,207,370
Reinvestment of dividends and distributions............       19,401         1,169,381             6,914           374,891
Redeemed...............................................     (175,506)      (10,438,991)          (66,455)       (3,610,402)
                                                         -----------   ---------------       -----------   ---------------
Net increase - Class C.................................      924,533        56,009,715           871,251        46,971,859
                                                         -----------   ---------------       -----------   ---------------
CLASS D SHARES
Sold...................................................      561,682        34,038,149           841,753        45,989,589
Reinvestment of dividends and distributions............      112,654         6,816,146           101,638         5,504,556
Redeemed...............................................     (528,287)      (32,126,639)         (474,716)      (25,588,404)
                                                         -----------   ---------------       -----------   ---------------
Net increase - Class D.................................      146,049         8,727,656           468,675        25,905,741
                                                         -----------   ---------------       -----------   ---------------
Net increase in Fund...................................    5,700,362   $   353,650,191        22,675,990   $ 1,174,921,008
                                                         ===========   ===============       ===========   ===============

---------------------
+ On July 28, 1997, 5,779,246 shares representing $308,785,103 were transferred to Class D.
* For Class A, C and D shares, for the period July 28, 1997 (issue date) through February 28, 1998.

6. SUBSEQUENT EVENT

As of the close of business on September 11, 1998, the Fund acquired all the net assets of Dean Witter Retirement Series - Dividend Growth Securities Series ("Retirement Dividend Growth") pursuant to a plan of reorganization (the "Plan") approved by shareholders of Retirement Dividend Growth on August 19, 1998. The acquisition was accomplished by a tax-free exchange of 1,765,858 Class D shares of the Fund at a net asset value of $54.47 per share for 6,727,519 shares of Retirement Dividend Growth. The net assets of the Fund and Retirement Dividend Growth immediately before the acquisition were $16,582,111,142 and $95,256,790, respectively, including unrealized appreciation of $8,813,294 for Retirement Dividend Growth. Immediately after the acquisition, the combined net assets of the Fund amounted to $16,677,367,932.

MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                                                 FOR THE SIX               FOR THE YEAR ENDED FEBRUARY 28,
                                                                MONTHS ENDED         --------------------------------------------
                                                              AUGUST 31, 1998++      1998*++    1997     1996**    1995     1994
---------------------------------------------------------------------------------------------------------------------------------
                                                                 (unaudited)
CLASS B SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period........................        $58.36            $46.60    $39.65   $31.16   $30.86   $28.70
                                                                    ------            ------    ------   ------   ------   ------
Net investment income.......................................          0.41              0.84      0.81     0.75     0.72     0.68
Net realized and unrealized gain (loss).....................         (5.43)            12.50      7.55     8.50     0.24     2.16
                                                                    ------            ------    ------   ------   ------   ------
Total from investment operations............................         (5.02)            13.34      8.36     9.25     0.96     2.84
                                                                    ------            ------    ------   ------   ------   ------
Less dividends and distributions from:
 Net investment income......................................         (0.30)            (0.83)    (0.88)   (0.67)   (0.66)   (0.68)
 Net realized gain..........................................         (0.62)            (0.75)    (0.53)   (0.09)      --       --
                                                                    ------            ------    ------   ------   ------   ------
Total dividends and distributions...........................         (0.92)            (1.58)    (1.41)   (0.76)   (0.66)   (0.68)
                                                                    ------            ------    ------   ------   ------   ------
Net asset value, end of period..............................        $52.42            $58.36    $46.60   $39.65   $31.16   $30.86
                                                                    ======            ======    ======   ======   ======   ======
TOTAL INVESTMENT RETURN+....................................         (8.82)%(1)     29.10%    21.37%   30.01%    3.25%    9.98%

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................          1.08%(2)(3)       1.14%     1.22%    1.31%    1.42%    1.37%
Net investment income.......................................          1.35%(2)(3)       1.61%     1.95%    2.14%    2.42%    2.31%

SUPPLEMENTAL DATA:
Net assets, end of period, in millions......................          $15,446        $16,989   $12,907   $9,782   $7,101   $6,712
Portfolio turnover rate.....................................                6%(1)          4%        4%      10%       6%      13%

---------------------

 *   Prior to July 28, 1997, the Fund issued one class of shares.
     All shares of the Fund held prior to that date, other than shares which were purchased prior to July 2, 1984 (and with respect to such shares, certain shares acquired through
     reinvestment of dividends and capital gains distributions
     (collectively the "Old Shares")) and shares held by certain employee benefit plans established by Dean Witter Reynolds
     Inc. and its affiliate, SPS Transaction Services, Inc., have been designated Class B shares. The Old Shares and shares
     held by those employee benefit plans prior to July 28, 1997 have been designated Class D shares.
**   Year ended February 29.
++   The per share amounts were computed using an average number of shares outstanding.
 +   Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3)  Reflects overall Fund ratios for investment income and
     non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.

                                                                                       FOR THE PERIOD
                                                                 FOR THE SIX           JULY 28, 1997*
                                                                MONTHS ENDED               THROUGH
                                                              AUGUST 31, 1998++      FEBRUARY 28, 1998++
--------------------------------------------------------------------------------------------------------
                                                                 (unaudited)

CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period........................       $58.39                  $53.43
                                                                   ------                  ------
Net investment income.......................................         0.54                    0.66
Net realized and unrealized gain (loss).....................        (5.44)                   5.22
                                                                   ------                  ------
Total from investment operations............................        (4.90)                   5.88
                                                                   ------                  ------
Less dividends and distributions from:
 Net investment income......................................        (0.43)                  (0.67)
 Net realized gain..........................................        (0.62)                  (0.25)
                                                                   ------                  ------
Total dividends and distributions...........................        (1.05)                  (0.92)
                                                                   ------                  ------
Net asset value, end of period..............................       $52.44                  $58.39
                                                                   ======                  ======
TOTAL INVESTMENT RETURN+....................................        (8.62)%(1)              11.15%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................         0.67%(2)(3)             0.70%(2)
Net investment income.......................................         1.78%(2)(3)             2.09%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in millions......................         $131                            $85
Portfolio turnover rate.....................................            6%(1)                   4%(1)

CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period........................       $58.28                  $53.43
                                                                   ------                  ------
Net investment income.......................................         0.32                    0.43
Net realized and unrealized gain (loss).....................        (5.44)                   5.21
                                                                   ------                  ------
Total from investment operations............................        (5.12)                   5.64
                                                                   ------                  ------
Less dividends and distributions from:
 Net investment income......................................        (0.25)                  (0.54)
 Net realized gain..........................................        (0.62)                  (0.25)
                                                                   ------                  ------
Total dividends and distributions...........................        (0.87)                  (0.79)
                                                                   ------                  ------
Net asset value, end of period..............................       $52.29                  $58.28
                                                                   ======                  ======
TOTAL INVESTMENT RETURN+....................................        (8.98)%(1)              10.68%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................         1.42%(2)(3)             1.45%(2)
Net investment income.......................................         1.05%(2)(3)             1.37%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in millions......................             $94                         $51
Portfolio turnover rate.....................................            6%(1)                   4%(1)

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.

                                                                                       FOR THE PERIOD
                                                                 FOR THE SIX           JULY 28, 1997*
                                                                MONTHS ENDED               THROUGH
                                                              AUGUST 31, 1998++      FEBRUARY 28, 1998++
--------------------------------------------------------------------------------------------------------
                                                                 (unaudited)

CLASS D SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period........................       $58.43                  $53.43
                                                                   ------                  ------

Net investment income.......................................         0.61                    0.76

Net realized and unrealized gain (loss).....................        (5.44)                   5.20
                                                                   ------                  ------

Total from investment operations............................        (4.83)                   5.96
                                                                   ------                  ------

Less dividends and distributions from:
 Net investment income......................................        (0.49)                  (0.71)
 Net realized gain..........................................        (0.62)                  (0.25)
                                                                   ------                  ------

Total dividends and distributions...........................        (1.11)                  (0.96)
                                                                   ------                  ------

Net asset value, end of period..............................       $52.49                  $58.43
                                                                   ======                  ======

TOTAL INVESTMENT RETURN+....................................        (8.50)%(1)              11.31%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................         0.42%(2)(3)             0.45%(2)

Net investment income.......................................         2.01%(2)(3)             2.39%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in millions......................         $336                    $365

Portfolio turnover rate.....................................            6%(1)                   4%(1)

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding.
+ Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

BOARD OF DIRECTORS

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Paul D. Vance
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048



The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and directors, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.


MORGAN STANLEY
DEAN WITTER
DIVIDEND GROWTH
SECURITIES


[PHOTO]

SEMIANNUAL REPORT
AUGUST 31, 1998